LEASES - Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Lease liability
Book value at the beginning of the year	$ 1,140,717	$ 1,109,812
Additions of the year	9,937,271	259,427
Interest expenses, exchange differences and inflation effects	1,708,060	500,442
Payments of the year	(1,034,764)	(728,964)
Total	11,751,284	1,140,717
Lease Liabilities Non-current	10,338,380	390,409	$ 444,714
Lease Liabilities Current	1,412,904	750,308	665,098
Total	$ 11,751,284	$ 1,140,717	$ 1,109,812